Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Plan Asset Allocation

The asset allocations by asset category for the principal pension plans are as follows:

Plan Asset Allocation
(millions of Canadian dollars except as noted)	Society[1]				TDPP[1]
	Acceptable range	% of total	Fair value		Acceptable range	% of total	Fair value
As at October 31, 2018			Quoted	Unquoted			Quoted	Unquoted
Debt	40-70%	55%	$–	$2,885	25-50%	34%	$–	$497
Equity	24-42	34	897	869	30-65	58	396	470
Alternative investments[2]	6-35	11	–	551	3-25	8	–	122
Other[3]	n/a	n/a	–	(107)	n/a	n/a	–	63
Total		100%	$897	$4,198		100%	$396	$1,152

As at October 31, 2017
Debt	40-70%	57%	$–	$2,903	25-56%	36%	$–	$484
Equity	24-42	35	1,248	511	30-65	59	324	478
Alternative investments[2]	0-35	8	42	376	0-20	5	–	68
Other[3]	n/a	n/a	–	46	n/a	n/a	–	56
Total		100%	$1,290	$3,836		100%	$324	$1,086

As at October 31, 2016
Debt	40-70%	62%	$–	$2,962	25-56%	43%	$–	$413
Equity	24-42	33	1,165	407	44-65	56	51	488
Alternative investments[2]	0-35	5	31	208	0-20	1	–	11
Other[3]	n/a	n/a	–	43	n/a	n/a	–	44
Total		100%	$1,196	$3,620		100%	$51	$956

[1]	The principal pension plans invest in investment vehicles which may hold shares or debt issued by the Bank.
[2]	The principal pension plans' alternative investments primarily include private equity, infrastructure, and real estate funds, none of which are invested in the Bank and its affiliates.
[3]	Consists mainly of PEA assets, interest and dividends receivable, and amounts due to and due from brokers for securities traded but not yet settled.

Summary of Employee Benefit Plans' Obligations, Assets and Funded Status
Employee Benefit Plans' Obligations, Assets and Funded Status
(millions of Canadian dollars, except as noted)	Principal pension plans			Principal non-pension post-retirement benefit plan[1]			Other pension and retirement plans[2]
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$7,082	$6,805	$5,377	$558	$568	$553	$2,750	$2,863	$2,743
Obligations included due to The Retirement Benefit Plan merger[3]	6	–	–	–	–	–	–	–	–
Service cost – benefits earned	407	439	331	15	16	17	10	11	10
Interest cost on projected benefit obligation	217	196	191	18	17	21	96	95	105
Remeasurement (gain) loss – financial	(969)	(148)	1,179	(42)	–	(9)	(190)	(27)	259
Remeasurement (gain) loss – demographic	–	25	–	–	(42)	–	(8)	13	(11)
Remeasurement (gain) loss – experience	22	(15)	8	2	15	2	14	1	(12)
Members' contributions	104	80	66	–	–	–	–	–	–
Benefits paid	(330)	(291)	(347)	(16)	(16)	(16)	(137)	(138)	(265)
Change in foreign currency exchange rate	–	–	–	–	–	–	31	(68)	45
Past service cost (credit)[4]	–	(9)	–	–	–	–	3	–	(11)
Projected benefit obligation as at October 31	6,539	7,082	6,805	535	558	568	2,569	2,750	2,863
Change in plan assets
Plan assets at fair value at beginning of year	6,536	5,823	5,327	–	–	–	1,855	1,895	1,910
Assets included due to The Retirement Benefit Plan merger[3]	10	–	–	–	–	–	–	–	–
Interest income on plan assets	209	174	195	–	–	–	66	64	74
Remeasurement gain (loss) – return on plan assets less interest income	(231)	195	207	–	–	–	(109)	59	40
Members' contributions	104	80	66	–	–	–	–	–	–
Employer's contributions	355	565	384	16	16	16	37	37	101
Benefits paid	(330)	(291)	(347)	(16)	(16)	(16)	(137)	(138)	(265)
Change in foreign currency exchange rate	–	–	–	–	–	–	27	(58)	39
Defined benefit administrative expenses	(10)	(10)	(9)	–	–	–	(6)	(4)	(4)
Plan assets at fair value as at October 31	6,643	6,536	5,823	–	–	–	1,733	1,855	1,895
Excess (deficit) of plan assets at fair value over projected benefit obligation	104	(546)	(982)	(535)	(558)	(568)	(836)	(895)	(968)
Effect of asset limitation and minimum funding requirement	–	–	–	–	–	–	(13)	–	–
Net defined benefit asset (liability)	104	(546)	(982)	(535)	(558)	(568)	(849)	(895)	(968)
Annual expense
Net employee benefits expense includes the following:
Service cost – benefits earned	407	439	331	15	16	17	10	11	10
Net interest cost (income) on net defined benefit liability (asset)	8	22	(4)	18	17	21	30	31	31
Past service cost (credit)[4]	–	(9)	–	–	–	–	3	–	(11)
Defined benefit administrative expenses	10	10	9	–	–	–	4	4	7
Total expense	$425	$462	$336	$33	$33	$38	$47	$46	$37
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage)
Weighted-average discount rate for projected benefit obligation	4.10%	3.60%	3.52%	4.10%	3.60%	3.60%	4.37%	3.74%	3.65%
Weighted-average rate of compensation increase	2.54	2.54	2.66	3.00	3.00	3.25	1.03	1.14	1.18

[1]

The rate of increase for health care costs for the next year used to measure the expected cost of benefits covered for the principal non-pension post-retirement benefit plan is 4.28%. The rate is assumed to decrease gradually to 2.49% by the year 2040 and remain at that level thereafter.

[2]

Includes Canada Trust (CT) defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, and supplemental employee retirement plans. Other employee benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes. The TD Banknorth defined benefit pension plan was frozen as of December 31, 2008, and no service credits can be earned after that date. Certain TD Auto Finance defined benefit pension plans were frozen as of April 1, 2012, and no service credits can be earned after March 31, 2012.

[3]

During 2018, The Retirement Benefit Plan of The Toronto-Dominion Bank (the "RBP") was deemed to be merged with the Society and previously undisclosed obligations and assets of the RBP are now included for the current year.

[4]	Includes a settlement gain of $12 million related to a portion of the TDAF defined benefit pension plan that was settled during 2016.

Summary of Assumed Life Expectancy at Age 65

Assumed Life Expectancy at Age 65
(number of years)	Principal pension plans			Principal non-pension post-retirement benefit plan			Other pension and retirement plans
	As at October 31
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Male aged 65 at measurement date	23.3	23.2	22.1	23.3	23.2	22.1	22.1	21.8	21.4
Female aged 65 at measurement date	24.1	24.0	24.0	24.1	24.0	24.0	23.7	23.4	23.4
Male aged 40 at measurement date	24.5	24.5	23.4	24.5	24.5	23.4	23.0	22.9	22.5

Female aged 40 at measurement date	25.2	25.2	25.1	25.2	25.2	25.1	24.8	25.1	25.0

Summary of Sensitivity of Significant Actuarial Assumptions

Sensitivity of Significant Actuarial Assumptions
(millions of Canadian dollars, except as noted)	As at
	October 31, 2018
	Obligation
	Principal pension plans	Principal non-pension post- retirement benefit plan	Other pension and retirement plans
Impact of an absolute change in significant actuarial assumptions
Discount rate
1% decrease in assumption	$1,092	$93	$336
1% increase in assumption	(847)	(73)	(274)
Rates of compensation increase
1% decrease in assumption	(233)	n/a1	–
1% increase in assumption	232	n/a1	–
Life expectancy
1 year decrease in assumption	(130)	(16)	(75)
1 year increase in assumption	128	16	74
Health care cost initial trend rate
1% decrease in assumption	n/a	(71)	(4)
1% increase in assumption	n/a	90	5

[1]	An absolute change in this assumption is immaterial.

Summary of Amounts Recognized in the Consolidated Balance Sheet

Amounts Recognized in the Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	October 31 2018	October 31 2017	October 31 2016
Other assets
Principal pension plans	$104	$–	$–
Other pension and retirement plans	3	7	3
Other employee benefit plans[1]	6	6	8
Total other assets	113	13	11
Other liabilities
Principal pension plans	–	546	982
Principal non-pension post-retirement benefit plan	535	558	568
Other pension and retirement plans	852	902	971
Other employee benefit plans[1]	360	457	490
Total other liabilities	1,747	2,463	3,011
Net amount recognized	$(1,634)	$(2,450)	$(3,000)

[1]	Consists of other defined benefit pension and other post-employment benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.

Summary of Amounts Recognized in the Consolidated Statement of Other Comprehensive Income

Amounts Recognized in the Consolidated Statement of Other Comprehensive Income[1]
(millions of Canadian dollars)	For the years ended
	October 31 2018	October 31 2017	October 31 2016
Actuarial gains (losses) recognized in Other Comprehensive Income
Principal pension plans	$ 720	$ 333	$ (980)
Principal non-pension post-retirement benefit plan	40	27	7
Other pension and retirement plans	60	72	(193)
Other employee benefit plans[2]	45	22	(56)
Total actuarial gains (losses) recognized in Other Comprehensive Income	$ 865	$ 454	$ (1,222)

[1]	Amounts are presented on pre-tax basis.
[2]	Consists of other defined benefit pension and other post-employment benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.